RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company entered into a number of agreements with affiliates of the FIMI Opportunity Funds ("FIMI"), formerly the Company's largest shareholder.

b.
As of December 31, 2023 and 2022, FIMI held less than 5% of Company’s share capital and has no representatives on the Company’s board of directors. Accordingly, FIMI and its affiliates are not considered related parties of the Company as of December 31, 2023 and 2022, and during the year ended December 31, 2023.

c.
The transactions with the Company’s related parties during 2022 and 2021 were approved by the Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	Transactions with the related parties:

	Year ended December 31,
	2023			2022	2021

Cost of revenues of products	$	*	)	$134	$1,044

Purchase of property and equipment and inventory	$	*	)	$100	$-

*) Affiliates of FIMI are not considered related parties of the Company during the year ended December 31, 2023.